Document And Entity Information	Sep. 07, 2023
Document Information [Line Items]
Entity, Registrant Name	CONCRETE PUMPING HOLDINGS, INC.
Document, Type	8-K
Document, Period End Date	Sep. 07, 2023
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-38166
Entity, Tax Identification Number	83-1779605
Entity, Address, Address Line One	500 E. 84th Avenue
Entity, Address, Address Line Two	Suite A-5
Entity, Address, City or Town	Thornton
Entity, Address, State or Province	CO
Entity, Address, Postal Zip Code	80229
City Area Code	303
Local Phone Number	289-7497
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	BBCP
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001703956